BALANCE SHEETS - GBP (£) £ in Millions		Dec. 31, 2018		Dec. 31, 2017
The Group [member]
Assets
Cash and balances at central banks		£ 40,213		£ 58,521	[1]
Items in the course of collection from banks		645		755	[1]
Financial assets at fair value through profit or loss		23,256		49,164	[1]
Derivative financial instruments		11,293	[2]	23,792	[1]
Loans and advances to banks		3,692		4,183	[1]
Loans and advances to customers		464,044		460,955	[1]
Debt securities		5,095		3,308	[1]
Due from fellow Lloyds Banking Group undertakings		1,878		6,195	[1]
Financial assets at amortised cost		474,709		474,641	[1]
Financial assets at fair value through other comprehensive income		24,368		42,535	[1]
Available-for-sale financial assets				39,717
Goodwill		474		474	[1]
Other intangible assets		3,322		2,666	[1]
Property, plant and equipment		8,515		9,062	[1]
Current tax recoverable		1		16	[1]
Deferred tax assets		3,222		3,406	[1]
Investment in subsidiary undertakings	[1]
Retirement benefit assets		1,267		723	[1]
Assets of held-for-sale disposal group	[1]			154,007
Other assets		2,239		2,341	[1]
Total assets		593,524		822,103	[1]
Liabilities
Deposits from banks		26,263		28,888	[1]
Customer deposits		391,251		418,124	[1]
Due to fellow Lloyds Banking Group undertakings		19,663		13,237	[1]
Items in course of transmission to banks		615		579	[1]
Financial liabilities at fair value through profit or loss		17,730		50,932	[1]
Derivative financial instruments		10,911		24,699	[1]
Notes in circulation		1,104		1,313	[1]
Debt securities in issue		64,533		61,817	[1]
Liabilities of held-for-sale disposal group	[1]			146,515
Other liabilities		4,335		4,554	[1]
Retirement benefit obligations		245		281	[1]
Current tax liabilities		354		827	[1]
Other provisions		4,025		5,552	[1]
Subordinated liabilities		12,745		14,782	[1]
Total liabilities		553,774		772,100	[1]
Equity
Share capital		1,574		1,574	[1]
Share premium account		600		600	[1]
Other reserves		6,965		7,484	[1]
Retained profits		27,321		36,749	[1]
Shareholders’ equity		36,460		46,407	[1]
Other equity instruments		3,217		3,217	[1]
Total equity excluding non-controlling interests		39,677		49,624	[1]
Non-controlling interests		73		379	[1]
Total equity		39,750		50,003	[1]
Total equity and liabilities		593,524		822,103	[1]
The Group [member] | Previously stated [member]
Assets
Cash and balances at central banks				58,521
Items in the course of collection from banks				755
Financial assets at fair value through profit or loss				45,608
Derivative financial instruments	[3]			24,152
Loans and advances to banks				4,274
Loans and advances to customers				465,555
Debt securities				3,637
Due from fellow Lloyds Banking Group undertakings				6,195
Financial assets at amortised cost	[1]			479,661
Available-for-sale financial assets				41,717
Goodwill				474
Other intangible assets				2,666
Property, plant and equipment				9,062
Current tax recoverable				16
Deferred tax assets				3,104
Retirement benefit assets				723
Assets of held-for-sale disposal group				154,227
Other assets				2,344
Total assets				823,030
Liabilities
Deposits from banks				28,888
Customer deposits	[1]			418,124
Due to fellow Lloyds Banking Group undertakings				13,237
Items in course of transmission to banks				579
Financial liabilities at fair value through profit or loss				50,874
Derivative financial instruments				24,699
Notes in circulation				1,313
Debt securities in issue				61,865
Liabilities of held-for-sale disposal group				146,518
Other liabilities				4,540
Retirement benefit obligations				281
Current tax liabilities				827
Other provisions				5,309
Subordinated liabilities				14,782
Total liabilities				771,836
Equity
Share capital				1,574
Share premium account				600
Other reserves				7,706
Retained profits				37,718
Shareholders’ equity				47,598
Other equity instruments				3,217
Total equity excluding non-controlling interests				50,815
Non-controlling interests				379
Total equity				51,194
Total equity and liabilities				823,030
The Bank [member]
Assets
Cash and balances at central banks		37,632	[1]	55,835
Items in the course of collection from banks		464	[1]	490
Financial assets at fair value through profit or loss		20,843	[1]	43,264
Derivative financial instruments		15,431	[1]	26,764
Loans and advances to banks		3,153	[1]	3,525
Loans and advances to customers		172,315	[1]	170,114
Debt securities		4,960	[1]	3,182
Due from fellow Lloyds Banking Group undertakings		153,585	[1]	165,378
Financial assets at amortised cost		334,013	[1]	342,199
Financial assets at fair value through other comprehensive income		23,208	[1]	41,623
Available-for-sale financial assets				38,937
Goodwill	[1]
Other intangible assets		2,062	[1]	1,415
Property, plant and equipment		2,940	[1]	3,252
Current tax recoverable	[1]
Deferred tax assets		1,984	[1]	2,146
Investment in subsidiary undertakings		32,656	[1]	32,878
Retirement benefit assets		704	[1]	673
Assets of held-for-sale disposal group			[1]	7,622
Other assets		849	[1]	1,114
Total assets		472,786	[1]	559,275
Liabilities
Deposits from banks		5,320	[1]	7,538
Customer deposits		229,402	[1]	234,397
Due to fellow Lloyds Banking Group undertakings		88,383	[1]	112,769
Items in course of transmission to banks		341	[1]	304
Financial liabilities at fair value through profit or loss		17,719	[1]	51,045
Derivative financial instruments		14,546	[1]	28,267
Notes in circulation	[1]
Debt securities in issue		49,787	[1]	48,158
Liabilities of held-for-sale disposal group	[1]
Other liabilities		3,522	[1]	4,204
Retirement benefit obligations		121	[1]	143
Current tax liabilities		213	[1]	105
Other provisions		1,919	[1]	2,699
Subordinated liabilities		9,528	[1]	9,341
Total liabilities		420,801	[1]	498,970
Equity
Share capital		1,574	[1]	1,574
Share premium account		600	[1]	600
Other reserves		1,543	[1]	2,071
Retained profits		45,051	[1]	52,843
Shareholders’ equity		48,768	[1]	57,088
Other equity instruments		3,217	[1]	3,217
Total equity excluding non-controlling interests		51,985	[1]	60,305
Non-controlling interests	[1]
Total equity		51,985	[1]	60,305
Total equity and liabilities		£ 472,786	[1]	559,275
The Bank [member] | Previously stated [member]
Assets
Cash and balances at central banks				55,835
Items in the course of collection from banks				490
Financial assets at fair value through profit or loss				43,977
Derivative financial instruments				26,764
Loans and advances to banks				3,611
Loans and advances to customers				170,804
Debt securities				3,182
Due from fellow Lloyds Banking Group undertakings				163,460
Financial assets at amortised cost				341,057
Available-for-sale financial assets				42,566
Other intangible assets				1,415
Property, plant and equipment				3,252
Deferred tax assets				1,995
Investment in subsidiary undertakings				32,878
Retirement benefit assets				673
Assets of held-for-sale disposal group				7,622
Other assets				1,117
Total assets				559,641
Liabilities
Deposits from banks				7,538
Customer deposits				234,397
Due to fellow Lloyds Banking Group undertakings				112,769
Items in course of transmission to banks				304
Financial liabilities at fair value through profit or loss				51,045
Derivative financial instruments				28,267
Debt securities in issue				48,158
Other liabilities				4,204
Retirement benefit obligations				143
Current tax liabilities				105
Other provisions				2,593
Subordinated liabilities				9,341
Total liabilities				498,864
Equity
Share capital				1,574
Share premium account				600
Other reserves				2,241
Retained profits				53,145
Shareholders’ equity				57,560
Other equity instruments				3,217
Total equity excluding non-controlling interests				60,777
Total equity				60,777
Total equity and liabilities				£ 559,641

[1]	See note 50.
[2]	Credit ratings equal to or better than 'BBB'.
[3]	Other comprises sub-investment grade (2018: 1,282 million for the Group and 488 million for the Bank; 2017: 1,878 million for the Group and 623 million for the Bank) and not rated (2018: 54 million for the Group and 52 million for the Bank; 2017: 95 million for the Group and 93 million for the Bank).